SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.   SHARE-BASED COMPENSATION

In February 2015, the Group adopted the 2015 Incentive Compensation Plan ("2015 Plan"), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2015 plan administrator is the Group’s board of directors. The board may also authorize one or more of the Group’s officers to grant awards under the plan. The Group has authorized 61,605,996 ordinary shares for issuance under the 2015 Plan. The options expire in ten years from the date of grant.

In June 2020, the Group adopted the 2020 Incentive Compensation Plan ("2020 Plan"), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2020 plan administrator is the Group's board of directors. The board may also authorize one or more of the Group's officers to grant awards under the plan. The Group has initially authorized 45,765,386 ordinary shares, plus an annual increase on the first day of each year during the ten-year term of the 2020 Plan commencing with the year beginning January 1, 2021, by an amount equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding year, for issuance under the 2020 Plan. The options expire in ten years from the date of grant.

11.   SHARE-BASED COMPENSATION - continued

Share option

Under the 2015 Plan and 2020 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the 2015 Plan includes a condition where employees can only exercise vested options upon the occurrence of the Company's ordinary shares becoming listed securities, which substantially creates a performance condition ("IPO Condition") that had not been met prior to the Company's IPO. Therefore, the stock compensation expenses related to those options were not recognized until June 5, 2020. The Group recognized RMB131,344 and RMB52,569 of stock-based compensation expenses for the year ended December 31, 2020 and 2021, respectively. The Group did not grant any share options to employees in 2021.

Under the 2015 Plan, options granted to non-employees are also subject to a four-year service period and the IPO condition. Therefore, the Group did not recognize any stock-based compensation expenses related to such non-employee options until June 2020.The Group recognized RMB34,285 and nil of stock-based compensation expenses for the year ended December 31, 2020, and 2021, respectively. The Group did not grant any share options to non-employees in 2019, 2020 and 2021.

The Group adopted ASU 2018-07 on January 1, 2019 and the stock-based compensation expense for non-employee grants for which a measurement date had not been established was remeasured based on the estimated fair value of the Company's ordinary share of US$2.26 on January 1, 2019.

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Expected volatility	37%~40%	37%~41%
Risk-free interest rate (per annum)	2.4%~3.6%	1.7%~2.3%
Exercise multiples	2.2	2.2
Expected dividend yield	0.00%	0.00%
Fair value of underlying ordinary shares	US$2.26~3.87	US$4.08~5.79
Fair value of share option	US$1.59~3.14	US$3.32~5.03

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. As the Group has very limited option exercise history, it estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. Prior to the completion of IPO, the Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure. After IPO, the Company used the closing price of ordinary shares on the grant date as the fair value of ordinary share on the grant date. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.

11.   SHARE-BASED COMPENSATION - continued

Share option - continued

The following table summarized the Group’s share option activities under the Option Plans:

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2021	36,579,248	0.37	5.63	1.13	318,660
Exercised	(11,798,979)	0.28		0.63
Forfeited	(1,121,620)	0.80		3.59
Outstanding at December 31, 2021	23,658,649	0.50	5.45	1.69	52,644
Expect to vest at December 31, 2021	5,091,956	0.80	7.96	3.42	39,106
Exercisable at December 31, 2021	18,566,693	0.39	4.51	1.03	13,538

As of December 31, 2021, there was RMB81,503 of total unrecognized compensation expense related to options, which is expected to be recognized over a weighted-average period of 1.82 years.

Restricted share units

In 2020, the Group granted in total 17,995,626 restricted share unites to employees and two executives of the Company's principal shareholders, subject to service vesting schedules of one year, four years or six years under the 2015 Plan and the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$4.36 (RMB28.42).

In 2021, the Group granted in total 9,253,000 restricted share units to employees and non-employees, subject to a four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$6.04 (RMB38.48).

The following table summarized the Group's restricted share unit activities under the 2015 and 2020 Plan:

	Number of
	Restricted Share	Weighted Average
	Units	Grant Date Fair Value
		US$
Unvested at January 1, 2021	16,403,126	4.22
Granted	9,253,000	6.04
Vested	(4,531,090)	4.00
Forfeited	(687,452)	6.75
Unvested at December 31, 2021	20,437,584	4.98
Expected to vest at December 31, 2021	20,437,584	4.98

Restricted share units granted to employees and non-employees are measured based on the closing price of ordinary shares on the grant date and recognized as compensation cost on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these restricted share units in 2019, 2020 and 2021 were RMB38,272, RMB185,138 and RMB146,996, respectively. As of December 31, 2021, there were RMB647,997 of unrecognized compensation expenses related to unvested restricted share units which is expected to be recognized over a weighted-average period of 3.38 years.

11.   SHARE-BASED COMPENSATION – continued

JD’s Share Incentive Plan (the "JD Employee Awards")

On April 26, 2016, the Group consummated the acquisition of JDDJ business from JD. The acquisition involved the transfer of certain employees from JD to the Group. These employees were granted with unvested restricted share units by JD (the "JD Employee Awards") when they were employed by JD. The JD Employee Awards which are generally vested annually over six years continued in effect after the acquisition for the employees transferred to the Group, provided that these employees continue their employment with the Group or any subsidiaries of JD.

The Group recognizes the entire cost of JD Employee Awards incurred by JD, the Group’s shareholder, as compensation cost with a corresponding amount as a capital contribution according to ASC 505-10-25-3. Prior to January 1, 2019, the Group re-measured the awards at a fair-value-based amount as of the end of each reporting period until performance was completed. On January 1, 2019, the Group adopted ASU 2018-07, under which the stock-based compensation for which a measurement date had not been established was re-measured based on the fair value of the JD’s ordinary share of US$20.93 on January 1, 2019. The share-based compensation amounts related to JD’s share were RMB12,896, RMB9,311 and RMB8,378 for the years ended December 31, 2019, 2020 and 2021, respectively. The total amount of unrecognized compensation expenses based on the fair value of unvested restricted share units as of December 31, 2021 was RMB3,924, and is expected to be recognized over a weighted-average period of 0.48 years.

	Number of
	Restricted Share	Weighted Average
	Units	Fair Value
		US$
Unvested at January 1, 2021	85,560	20.93
Vested	(56,131)	20.93
Unvested at December 31, 2021	29,429	20.93
Expected to vest at December 31, 2021	29,429	20.93